EXPLORATION AND EVALUATION EXPENSES	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION EXPENSES
EXPLORATION AND EVALUATION EXPENSES	19.EXPLORATION AND EVALUATION EXPENSES

	2021	2020
Camino Rojo Project	$9,908	$12,658
Cerro Quema Project	4,771	3,465
Monitor Gold Project	366	136
Other	63	43
	$15,108	$16,302